Asset Acquisition	6 Months Ended
Mar. 31, 2024
Asset Acquisition [Abstract]
ASSET ACQUISITION
8.	ASSET ACQUISITION

On July 22, 2020, the Company entered into a series of asset purchase agreements with Great Alliance Coliving Limited. and its affiliates (“Beautiful House” or the “Sellers”) to acquire certain assets and assumed liabilities associated with acquired assets. The consideration was comprised of cash of $29,000 (approximately RMB 205,306) and 12,858,939,200 shares of the Company’s Class A ordinary shares (after giving effects to share subdivision in September 2023).

In May 2021, the Company entered into an agreement to settle the outstanding payables with the Sellers, pursuant to the agreement, the Company delivered 18,637,585,000 ordinary shares (after giving effects to share subdivision in September 2023) to settle both cash consideration payable and share consideration payable. The Sellers are entitled to trade the ordinary shares in open market. In addition, among the 18,637,585,000 shares delivered, 5,778,645,800 ordinary shares will oblige the Company to make up the shortfall if the cash collected by the Sellers are lower than $0.004014 per share (after giving effects to share subdivision in September 2023). Additionally, 2,086,074,900 of the 5,778,645,800 ordinary shares are redeemable at a per share price of $0.004015 if the Sellers do not trade in open market (after giving effects to share subdivision in September 2023).

The 5,778,645,800 ordinary shares (after giving effects to share subdivision in September 2023) are subject to a make-whole cash-settled provision, and 2,086,074,900 ordinary shares (after giving effects to share subdivision in September 2023) of which are also subject to redemption. The Company assessed the redemption terms and assessed it is probable that the Company will redeem these ordinary shares. The 5,778,645,800 ordinary shares (after giving effects to share subdivision in September 2023) fall in the classification of a liability. As of September 30, 2023 and March 31, 2024, the Company recorded the liabilities of RMB 169,267 and RMB 167,511 in the account of “Contingent liabilities for payable for asset acquisition”. The change in the balance as of September 30, 2023 and March 31, 2024 arose from change in foreign exchange rates.